UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

       Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

KAVILCO INCORPORATED
SCHEDULE OF INVESTMENTS
For period ended September 30, 2005 (unaudited)
                                                 PRINCIPAL
                                             AMOUNT/SHARES        VALUE
                                            -------------   -----------
U.S. GOVERNMENT SECURITIES - 64.6%
  U.S. Treasury Notes, 1.500%, 03/31/06          1,000,000     $988,125
  Federal National Mortgage Association -
    variable rates
      4.000%, 06/29/07                           1,000,000      993,125
      6.210%, 11/07/07                           1,000,000    1,035,539
      6.150%, 12/10/07                           1,000,000    1,035,531
      4.000%, 12/14/07                           1,000,000      989,375
      3.375%, 07/07/10                           1,000,000      982,810
  Federal Home Loan Bank -
    variable rates
      3.250%, 06/22/06                           1,000,000      996,880
      3.350%, 07/11/06                           1,000,000      997,187
      3.760%, 09/29/06                           1,000,000      993,750
      4.000%, 06/29/07                           1,000,000      993,125
      3.375%, 12/28/07                           1,000,000      996,250
      3.500%, 12/17/09                           1,000,000      996,875
      4.000%, 06/30/10                           1,000,000      990,000
  U.S. Treasury Bonds
    7.250%, 05/15/16                             2,000,000    2,474,375
    5.375%, 02/15/31                             6,000,000    6,721,875
                                                            -----------
      Total U.S. Government Securities
        (cost $22,290,235)                                   22,184,822
                                                            -----------
CORPORATE BONDS - 28.7%
  Banking
    Chase Manhattan Corp.,                       1,000,000    1,022,750
     7.875%, 07/15/06
  Beverage
    Coca Cola Enterprises,                         700,000      834,943
     8.500%, 02/01/12
  Diversified financial services
    General Electric Capital Corp.,              1,000,000    1,097,377
     8.500%, 07/24/08
  Electric utility
    Potomac Electric Power,                        190,000      197,675
     6.500%, 03/15/08
  Entertainment
    Walt Disney Co., 5.800%, 10/27/08              290,000      296,068
  Finance - auto loans
    General Motors, 6.625%, 10/15/05               827,000      827,498
  Food processing
    Heinz HJ Co., 6.00%, 03/15/08                  229,000      234,777
  Petroleum (integrated)
    Texaco Capital, 5.700%, 12/01/08               975,000      976,441
  Retail store
    Wal-Mart Stores, 6.875%, 08/10/09            1,000,000    1,077,053
    Dayton Hudson, 8.600%, 01/15/12                100,000      119,646
  Securities brokerage
    Merrill Lynch, 6.375%, 10/15/08              1,000,000    1,049,018
    Bear Stearns, 7.625%, 12/07/09               1,000,000    1,104,904
  Telecommunication services
    Pacific Bell, 6.125%, 02/15/08               1,000,000    1,030,773
                                                             ----------
      Total Corporate Obligations
       (cost $9,286,555)                                      9,868,924
                                                            -----------
COMMON STOCK - 0.28% of net assets
  Gold/Silver Mining
    Coeur d'Alene Mines Corp.                        2,000        8,460
  Technology
    Microsoft Corp.                                  3,640       93,657
                                                            -----------
      Total Common Stock (cost $48,762)                         102,117
                                                            -----------
CASH & EQUIVALENTS - 6.39%
    Money Market                                              2,194,870
                                                            -----------
      Total investments in securities
       (identified cost $33,820,421)

TOTAL PORTFOLIO VALUE                                       $34,350,715
                                                            ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

(a)  Certification of President/Chief Executive Officer

(b)  Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By:/s/ Louis A. Thompson
Chief Executive Officer
November 21, 2005

By: /s/ Scott Burns
Chief Financial Officer
November 21, 2005